Net Profit (Loss) Per Share (Narrative) (Details)			12 Months Ended
	Dec. 20, 2022	Sep. 26, 2022 shares	Dec. 31, 2022 shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Earnings per share [line items]
Unregistered pre funded warrants issued			1,407,583
Number of share options granted			320,775	53,970	182,054
Number of warrants issued		1,082,223	124,491
Reverse stock split ratio	1-for-7 ratio		1-for-7 ratio
Diluted Weighted Average Number [Member]
Earnings per share [line items]
Number of restricted share unit issued			42,013
Number of share options granted			764,767
Number of warrants issued			2,614,288